SEGMENT INFORMATION (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪			₪ 395,637	₪ 338,245	₪ 311,978
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 114,478
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue | ₪			63,674	57,333	53,839
Canned Vegetables and Pickles [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		18,424
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue | ₪			154,303	116,083	102,372
Dairy and Dairy Substitute Products [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		44,648
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue | ₪			49,179	52,573	50,579
Canned Fish [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		14,230
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue | ₪			48,813	47,064	41,218
Cereals, rice and pastas [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		14,124
Non-banking credit [Member]
Disclosure of operating segments [line items]
Revenue | ₪			930
Non-banking credit [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		269
Other [Member]
Disclosure of operating segments [line items]
Revenue | ₪			₪ 78,738	₪ 65,192	₪ 63,970
Other[Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		$ 22,783

[1]	Convenience Translation into US Dollars.